Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Inventory, net	$ 739,095		$ 124,121	$ 86,574
Allowance of inventory	$ 0		0	0
Potentially dilutive securities	5,000,000	3,171,048
Operating lease expense			$ 45,863	$ 27,685
Minimum [Member]
Estimated useful lives			5years
Maximum [Member]
Estimated useful lives			7years